Related Party Transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 29, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Related party transactions
Annualized interest rate (as a percent)			7.20%
Related Party
Related party transactions
Amounts due from related parties		¥ 168,160	¥ 168,160	¥ 148,067	$ 23,038
Amounts due from related parties-non current		421,667	421,667	584,263	$ 57,766
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties		71,373	¥ 71,373	¥ 72,377
Annualized interest rate (as a percent)			6.44%	6.96%
Balance of loan		29,040	¥ 29,040	¥ 33,040
Related Party | ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties		32,144	¥ 32,144	¥ 69,881
Annualized interest rate (as a percent)			6.44%	6.96%
Balance of loan		30,370	¥ 30,370	¥ 66,860
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd
Related party transactions
Amounts due from related parties		53,810	53,810
Amounts due from related parties-non current		421,667	421,667	502,083
Balance of loan		400,000	400,000	500,000
Proceeds from collection of long term loans to related parties, principal amount		100,000
Proceeds from collection of long term loans to related parties, prepaid interest		5,000
Interest receivable		21,667	¥ 21,667	2,083
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Original Loan
Related party transactions
Annualized interest rate (as a percent)			5.00%
Annualized interest rate for a term			36 months
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Extended Loan
Related party transactions
Annualized interest rate (as a percent)			7.20%
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Property purchase agreement
Related party transactions
Aggregate consideration	¥ 179,720
Related Party | Zhejiang Tongyu Intelligent Industry Development Co., Ltd
Related party transactions
Amounts due from related parties-non current				82,180
Annualized interest rate (as a percent)			7.20%
Balance of loan		0	¥ 0	70,000
Related Party | Others
Related party transactions
Amounts due from related parties		¥ 10,833	¥ 10,833	¥ 5,809